Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Commitments	Oct. 01, 2007 February 2013	Dec. 31, 2012 February 2013
Commitment And Contingencies [Line Items]
Effective date of agreement	Oct. 01, 2007
Extended agreement term	3 years
Expiry date of agreement	2020-12-31
Purchase amount of commitments				$ 100,000,000
Commitment to purchase services					1,000,000,000	2,500,000,000
Total expenses incurred under operating leases	88,000,000	97,000,000	96,000,000
Recognized rental income received under subleases	8,000,000	10,000,000	13,000,000
Aggregate future proceeds under non-cancelable subleases	40,000,000
Letters of credit issued and outstanding	$ 13,000,000	$ 19,000,000